Consolidated Statement of Changes in Partners' Equity - USD ($) $ in Millions	Total	Susser [Member]	ETP [Member]	Sunoco LLC [Member]	Sunoco Retail LLC [Member]	Energy Transfer Equity L P Purchaser [Member]	Common Units - Public [Member]	Common Units - Public [Member] ETP [Member]	Common Units Affiliated [Member]	Common Units Affiliated [Member] ETP [Member]	Common Units Affiliated [Member] Energy Transfer Equity L P Purchaser [Member]	Subordinated Units-Affiliated [Member]	Subordinated Units-Affiliated [Member] ETP [Member]	Predecessor Equity [Domain]	Predecessor Equity [Domain] Sunoco LLC [Member]	Predecessor Equity [Domain] Sunoco Retail LLC [Member]	Noncontrolling Interest [Member]	Sunoco Retail LLC [Member] Predecessor Equity [Domain]	Susser [Member]	Susser [Member] Subordinated Units-Affiliated [Member]	Susser [Member] Predecessor Equity [Domain]	Sunoco LLC [Member]	Sunoco LLC [Member] Predecessor Equity [Domain]
Beginning balance (Predecessor [Member]) at Dec. 31, 2013	$ 79						$ 210		$ 1			$ (132)
Increase (Decrease) in Partners' Capital [Roll Forward]
Cancellation of promissory note with ETP | Predecessor [Member]	0
Unit-based compensation | Predecessor [Member]	5						2					3
Cash distributions to unitholders | Predecessor [Member]	(33)						(16)					(17)
Equity issued to partners capital account | Predecessor [Member]	0
Net income (loss ) and comprehensive income (loss) | Predecessor [Member]	23						11					12
Allocation of ETP merger "push down" | Predecessor [Member]	0
Ending balance (Predecessor [Member]) at Aug. 31, 2014	74						207		1			(134)
Increase (Decrease) in Partners' Capital [Roll Forward]
Cancellation of promissory note with ETP | Successor [Member]	0
Equity issued | Successor [Member]	22	$ 1,794		$ 1,027	$ 2,136										$ 1,027	$ 2,136		$ 22		$ (109)	$ 1,903
Unit-based compensation | Successor [Member]	1						1
Cash distributions to unitholders | Successor [Member]	(18)		$ (566)				(10)		(2)	$ (566)		(6)
Equity issued to partners capital account | Successor [Member]	212
Equity issued | Successor [Member]	405						405
Contributions | Successor [Member]	584								591								$ (7)
Net income (loss ) and comprehensive income (loss) | Successor [Member]	(53)						19		4			11		$ (88)			1
Net income (loss ) and comprehensive income (loss)	(53)
Allocation of ETP merger "push down" | Successor [Member]	622		622					$ 253		3			$ 366
Elimination of intercompany investments | Successor [Member]	(20)								(4)			(128)		112
Ending balance (Successor [Member]) at Dec. 31, 2014	6,008						875		27			0		5,112			(6)
Increase (Decrease) in Partners' Capital [Roll Forward]
Contribution from parent | Successor [Member]																			$ (967)		$ (967)	$ (775)	$ (775)
Contribution of assets between entities under common control above historic cost | Successor [Member]	(1,008)								1			60		(1,069)
Cancellation of promissory note with ETP | Successor [Member]	255								255
Unit-based compensation | Successor [Member]	8						4		4
Cash distributions to unitholders | Successor [Member]	(120)		(204)				(61)		(51)	(25)		(8)		(179)
Equity issued to partners capital account | Successor [Member]	1,008								1,008
Equity issued | Successor [Member]	899						899
Subordinated unit conversion | Successor [Member]	0								60			(60)
Other | Successor [Member]	(35)						(1)		(29)					(7)			2
Net income (loss ) and comprehensive income (loss) | Successor [Member]	194						53		26			8		103			4
Net income (loss ) and comprehensive income (loss)	194
Allocation of ETP merger "push down" | Successor [Member]	0
Ending balance (Predecessor [Member]) at Dec. 31, 2015	2,218
Ending balance (Successor [Member]) at Dec. 31, 2015	5,263						1,769		1,276			0		2,218			0
Ending balance at Dec. 31, 2015	5,263
Increase (Decrease) in Partners' Capital [Roll Forward]
Contribution from parent | Successor [Member]	(2,200)													(2,200)
Contribution of assets between entities under common control above historic cost | Successor [Member]	(392)								(374)					(18)
Cancellation of promissory note with ETP | Successor [Member]	0
Unit-based compensation | Successor [Member]	13						7		6
Cash distributions to unitholders | Successor [Member]	(386)		(50)				(164)		(222)	(50)
Equity issued to partners capital account | Successor [Member]	255		$ 194			$ 61				$ 194	$ 61
Equity issued | Successor [Member]	71						71
Other | Successor [Member]	28						(1)		29
Net income (loss ) and comprehensive income (loss) | Successor [Member]	(406)						(215)		(191)
Net income (loss ) and comprehensive income (loss)	(406)
Allocation of ETP merger "push down" | Successor [Member]	0
Ending balance (Predecessor [Member]) at Dec. 31, 2016	0
Ending balance (Successor [Member]) at Dec. 31, 2016	2,196						$ 1,467		$ 729			$ 0		$ 0			$ 0
Ending balance at Dec. 31, 2016	$ 2,196